Share-Based Compensation - Schedule of Activities for Stock Options (Details) ¥ in Thousands, shares in Thousands		12 Months Ended
		Dec. 31, 2023 $ / shares shares	Dec. 31, 2022 $ / shares shares	Dec. 31, 2021 $ / shares shares	Dec. 31, 2020 CNY (¥) $ / shares shares	Dec. 31, 2023 CNY (¥) shares	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Options Outstanding
Granted (in shares)		23,570	9,219	13,736
Cancelled/forfeited (in shares)		(55,143)	(6,249)	(5,201)
Employees, Directors and Non-employee Directors
Options Outstanding
Balance at the beginning of the period (in shares)		21,862	20,129	13,660
Granted (in shares)	[1]	8,695	8,639	13,489
Exercised (in shares)		(1,927)	(890)	(2,426)
Cancelled/forfeited (in shares)		(10,773)	(6,016)	(4,594)
Balance at the end of the period (in shares)		17,857	21,862	20,129	13,660
Vested and expected to vest at the end of the period (in shares)						17,258
Exercisable at the end of the period (in shares)						8,717
Weighted Average Exercise Price
Balance at the beginning of the period (in dollars per share) | $ / shares		$ 0.6894	$ 0.7227	$ 1.7569
Exercise Price | $ / shares	[1]	1.2697	0.5	0.5000
Exercised (in dollars per share) | $ / shares		0.4644	0.3817	0.4529
Cancelled/forfeited (in dollars per share) | $ / shares		0.7456	0.6138	3.2215
Balance at the end of the period (in dollars per share) | $ / shares		0.8850	$ 0.6894	$ 0.7227	$ 1.7569
Vested and expected to vest at the end of the period (in dollars per share) | $ / shares		0.8967
Exercisable at the end of the period (in dollars per share) | $ / shares		$ 0.6669
Weighted Average Remaining Contractual Life and Aggregate Intrinsic Value
Weighted average remaining contractual life (in years)		7 years 5 months 4 days	7 years 10 months 20 days	8 years 5 months 4 days	7 years 10 months 13 days
Vested and expected to vest at the end of the period, weighted average remaining contractual life		7 years 4 months 24 days
Exercisable at the end of the period, weighted average remaining contractual life		5 years 11 months 26 days
Aggregate Intrinsic Value | ¥					$ 189,072	¥ 38,242	¥ 69,878	¥ 155,018
Vested and expected to vest at the end of the period, Aggregate intrinsic value | ¥						36,126
Exercisable at the end of the period, Aggregate intrinsic value | ¥						¥ 27,010
Non-employees
Options Outstanding
Balance at the beginning of the period (in shares)		250	250	410
Exercised (in shares)				(160)
Balance at the end of the period (in shares)		250	250	250	410
Vested and expected to vest at the end of the period (in shares)						250
Exercisable at the end of the period (in shares)						250
Weighted Average Exercise Price
Balance at the beginning of the period (in dollars per share) | $ / shares				$ 0.0001
Exercised (in dollars per share) | $ / shares				0.0001
Balance at the end of the period (in dollars per share) | $ / shares		$ 0.0001			$ 0.0001
Vested and expected to vest at the end of the period (in dollars per share) | $ / shares		0.0001
Exercisable at the end of the period (in dollars per share) | $ / shares		$ 0.0001	$ 0.0001	$ 0.0001
Weighted Average Remaining Contractual Life and Aggregate Intrinsic Value
Weighted average remaining contractual life (in years)		3 years 6 months 29 days	4 years 6 months 29 days	5 years 6 months 29 days	6 years 6 months 29 days
Vested and expected to vest at the end of the period, weighted average remaining contractual life		3 years 6 months 29 days
Exercisable at the end of the period, weighted average remaining contractual life		3 years 6 months 29 days
Aggregate Intrinsic Value | ¥					$ 8,962	¥ 1,629	¥ 1,654	¥ 3,076
Vested and expected to vest at the end of the period, Aggregate intrinsic value | ¥						1,629
Exercisable at the end of the period, Aggregate intrinsic value | ¥						¥ 1,629

[1]	No stock options were granted to non-employee directors for the years presented.